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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: MARCH 31, 2005
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Check here if amendment  [ ]  Amendment Number ________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager filing this report:

Name:             STATE STREET GLOBAL ADVISORS LTD.
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Address:          770 SHERBROOKE STREET WEST, SUITE 1100
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                  MONTREAL, QUEBEC, CANADA H3A 1 G1
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Form 13F File Number:   28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the reporting manager:

Name:             PETER A. AMBROSINI
Title             SENIOR PRINCIPAL, DIRECTOR OF COMPLIANCE
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Telephone:        617-664-1211
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Signature, Place, and Date of Signing:

                                 Boston, Massachusetts         April 28, 2005
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      [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(if there are no entries in this list, omit this section.)


    Form 13F File Number                         Name

          28-00399                     State Street Corporation